Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
Prospectus Date	rr_ProspectusDate	Nov. 08, 2023
Document Creation Date	dei_DocumentCreationDate	Nov. 08, 2023